Consolidated Statements of Changes in Shareholders' Equity $ in Thousands, $ in Thousands		Common Shares USD ($) shares	Pre-Funded Warrants USD ($) shares	Contributed Surplus USD ($)	Accumulated Deficit USD ($)	Accumulated Other Comprehensive Loss USD ($)	USD ($)	CAD ($)
Balance - at beginning (in shares) (Notes 2 and 19) at Dec. 31, 2023 | shares	[1]	112,791,658	39,702,780
Balance - at beginning (Notes 2 and 19) at Dec. 31, 2023		$ 47,335	$ 13,050	$ 6,472	$ (36,463)	$ 362	$ 30,756	$ 40,674
Consolidated Statements of Changes in Shareholders' Equity
Exercise of warrants (in shares) (Note 9) | shares	[1]	1,608,214
Exercise of warrants (Note 9)		$ 813		(213)			600
Equity issued in equity offering, net of transaction costs (in shares) | shares	[1]	51,420,000	11,865,000
Equity issued in equity offering, net of transaction costs		$ 29,983	$ 6,917				29,983
Stock-based compensation (Note 10)				1,641			1,641
Net loss for the year					(20,634)		(20,634)	(28,099)
Foreign currency translation adjustment						(2,099)	(2,099)	(202)
Balance - at end (in shares) at Dec. 31, 2024 | shares	[1]	165,819,872	51,567,780
Balance - at end at Dec. 31, 2024		$ 78,131	$ 19,967	7,900	(57,097)	(1,737)	47,164	$ 67,862
Consolidated Statements of Changes in Shareholders' Equity
Exercise of warrants (in shares) (Note 9) | shares	[1]	5,623,087
Exercise of warrants (Note 9)		$ 2,928		(834)			2,094
Common Shares issued in connection with the exercise of Pre-Funded Warrants (in shares) (Note 8) | shares	[1]	13,650,631	(13,650,840)
Common Shares issued in connection with the exercise of Pre-Funded Warrants (Note 8)		$ 4,487	$ (4,487)
Common Shares issued upon exercise of stock options (in shares) | shares	[1]	413,563
Common Shares issued upon exercise of stock options		$ 282		(135)			147
Stock-based compensation (Note 10)				3,235			3,235
Net loss for the year					(24,873)		(24,873)
Foreign currency translation adjustment						17	17
Balance - at end (in shares) at Dec. 31, 2025 | shares	[1]	185,507,153	37,916,940
Balance - at end at Dec. 31, 2025		$ 85,828	$ 15,480	$ 10,166	$ (81,970)	$ (1,720)	$ 27,784

[1]	Presented on a pre-consolidation basis, unadjusted for the twelve-for-one share consolidation completed on January 27, 2026 (note 8)